Revenue and expenses (Schedule of detailed information about revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Copper	$ 563,910	$ 786,332
Zinc	264,106	284,897
Gold	180,949	120,366
Silver	25,986	29,315
Molybdenum	25,627	31,270
Other	5,619	4,760
Revenue from sale of goods	1,066,197	1,256,940
Non-cash streaming arrangement items
Amortization of deferred revenue - gold	27,854	32,028
Amortization of deferred revenue - silver	39,409	60,370
Amortization of deferred revenue - variable consideration adjustments - prior periods	6,668	(16,295)
Amortization of deferred revenue	73,931	76,103
Pricing and volume adjustments	9,178	(12,123)
Revenue excluding treatment and refining charges	1,149,306	1,320,920
Treatment and refining charges	(56,888)	(83,481)
Revenue	$ 1,092,418	$ 1,237,439